Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Financial Information on Quarterly Basis

The following tables set forth unaudited financial information on a quarterly basis for each of the last two years.

REX ENERGY CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS

($ and Shares in Thousands Except per Share Data)

	2015
	March	June	September	December
Revenues	$54,122	$45,772	$37,573	$34,526
Impairment Expense	7,023	117,842	139,812	81,098
Other Costs and Expenses	65,578	81,303	27,054	51,301

Net Loss From Continuing Operations	(18,479)	(153,373)	(129,293)	(97,873)
Net Income (Loss) From Discontinued Operations, Net of Income Taxes	1,962	1,570	34,617	(164)

Net Loss	(16,517)	(151,803)	(94,676)	(98,037)
Net Income (Loss) Attributable to Noncontrolling Interests	1,297	949	(1)	—

Net Loss Attributable to Rex Energy	(17,814)	(152,752)	(94,675)	(98,037)
Preferred Stock Dividends	2,415	2,415	2,415	2,415

Net Loss Attributable to Common Shareholders	$(20,229)	$(155,167)	$(97,090)	$(100,452)

Income (Loss) per Common Share Attributable to Rex Energy Common Shareholders:
Basic – Continuing Operations	$(0.38)	$(2.88)	$(2.44)	$(1.85)
Basic – Discontinued Operations	0.01	0.01	0.64	—

Basic – Net Loss	$(0.37)	$(2.87)	$(1.80)	$(1.85)

Basic – Weighted Average Shares Outstanding	54,370	54,118	53,936	54,342
Diluted – Continuing Operations	$(0.38)	$(2.88)	$(2.44)	$(1.85)
Diluted – Discontinued Operations	0.01	0.01	0.64	—

Diluted – Net Loss	$(0.37)	$(2.87)	$(1.80)	$(1.85)

Diluted – Weighted Average Shares Outstanding	54,370	54,118	53,936	54,342

	2014
	March	June	September	December
Revenues	$81,343	$72,933	$73,466	$70,245
Impairment Expense	25	16	1	132,576
Other Costs and Expenses	72,562	65,274	67,846	7,337

Net Income (Loss) From Continuing Operations	8,756	7,643	5,619	(69,668)
Net Income From Discontinued Operations, Net of Income Taxes	1,681	1,312	970	1,037

Net Income (Loss)	10,437	8,955	6,589	(68,631)
Net Income Attributable to Noncontrolling Interests	1,569	877	895	698

Net Income (Loss) Attributable to Rex Energy	$8,868	$8,078	$5,694	$(69,329)
Preferred Stock Dividends	—	—	—	2,335

Net Income (Loss) Attributable to Common Shareholders	$8,868	$8,078	$5,694	$(71,664)

Income (Loss) per Common Share Attributable to Rex Energy Common Shareholders:
Basic – Continuing Operations	$0.17	$0.14	$0.11	$(1.35)
Basic – Discontinued Operations	—	0.01	—	—

Basic – Net Income (Loss)	$0.17	$0.15	$0.11	$(1.35)

Basic – Weighted Average Shares Outstanding	52,984	53,164	53,214	53,261
Diluted – Continuing Operations	$0.17	$0.14	$0.10	$(1.35)
Diluted – Discontinued Operations	—	0.01	—	—

Diluted – Net Income (Loss)	$0.17	$0.15	$0.10	$(1.35)

Diluted – Weighted Average Shares Outstanding	53,503	53,509	57,991	53,261